PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expenses and other receivables

	December 31,
	2023	2022
	U.S. dollars in thousands
Advance to suppliers	1,310	1,033
Government institutions	694	831
Prepaid expenses and others	797	2,523
	2,801	4,387